Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Amortized Cost
Amortized Cost	₨ 1,489,085.4	$ 23,898.1	₨ 927,284.9
Fair Value
Total	1,504,412.8	24,144.1	908,824.3
Debt securities, other than asset and mortgage-backed securities
Amortized Cost
Within one year	692,782.4
Over one year through five years	301,137.0
Over five years through ten years	367,990.7
Over ten years	101,592.9
Amortized Cost	1,463,503.0		910,312.2
Fair Value
Within one year	692,821.7	11,118.9
Over one year through five years	302,306.0	4,851.6
Over five years through ten years	375,802.6	6,031.2
Over ten years	107,481.4	1,724.9
Total	₨ 1,478,411.7	$ 23,726.6	₨ 891,679.9